Transactions with related parties - Schedule of summary (Details) - BRL (R$)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Average rate applied on post-domicile working capital transactions with related party	0.50%
Interest income of trasactions with related parties	R$ 63,217,000
Interest expenses of transactions with related parties	(10,097,000)	R$ (769,000)	R$ (23,654,000)
Other administrative expenses from transactions with related parties	R$ 737,000	737,000
Maximum
Disclosure of transactions between related parties [line items]
Rate applied to monthly CDI in calculating related party transaction amount	120.00%
Rate applied to post fixed cdb and lci	R$ 1.02
Terms of operations with related party	20 months
Minimum
Disclosure of transactions between related parties [line items]
Rate applied to monthly CDI in calculating related party transaction amount	110.00%
Rate applied to post fixed cdb and lci	R$ 0.99
Terms of operations with related party	16 months
Liabilities with customers - demand deposits
Disclosure of transactions between related parties [line items]
Payables to related parties	R$ (12,662,000)	(11,202,000)
Loans and advances to customers
Disclosure of transactions between related parties [line items]
Amounts receivable	652,868,000	446,882,000
Amounts due from financial institutions
Disclosure of transactions between related parties [line items]
Amounts receivable	1,800,662,000	241,794,000
Securities
Disclosure of transactions between related parties [line items]
Amounts receivable	149,688,000	172,418,000
Stone Pagamentos S.A.
Disclosure of transactions between related parties [line items]
Interest income of trasactions with related parties	14,066,000
Stone Pagamentos S.A. | Loans and advances to customers
Disclosure of transactions between related parties [line items]
Amounts receivable	117,175,000	103,732,000
Stone Pagamentos S.A. | Amounts due from financial institutions
Disclosure of transactions between related parties [line items]
Amounts receivable	1,228,551,000	195,912,000
Arena Vencer Complexo Esportivo Multiuso SPE Ltda
Disclosure of transactions between related parties [line items]
Interest income of trasactions with related parties	1,375,000
Arena Vencer Complexo Esportivo Multiuso SPE Ltda | Loans and advances to customers
Disclosure of transactions between related parties [line items]
Amounts receivable	52,200,000
Log Commercial Properties e Participations S.A.
Disclosure of transactions between related parties [line items]
Interest expenses of transactions with related parties	(6,094,000)
Log Commercial Properties e Participations S.A. | Loans and advances to customers
Disclosure of transactions between related parties [line items]
Amounts receivable	79,000	61,914,000
Log Commercial Properties e Participations S.A. | Securities
Disclosure of transactions between related parties [line items]
Amounts receivable	29,826,000
MRV Engenharia e Participação S/A
Disclosure of transactions between related parties [line items]
Other administrative expenses from transactions with related parties	2,371,000
MRV Engenharia e Participação S/A | Loans and advances to customers
Disclosure of transactions between related parties [line items]
Amounts receivable	277,686,000	243,648,000
Conedi Participações LTDA(f) | Loans and advances to customers
Disclosure of transactions between related parties [line items]
Amounts receivable	54,331,000
Conedi Participações LTDA(f) | Securities
Disclosure of transactions between related parties [line items]
Amounts receivable	7,107,000	88,231,000
Conedi Participações LTDA
Disclosure of transactions between related parties [line items]
Interest income of trasactions with related parties	3,876,000
Interest expenses of transactions with related parties	(1,647,000)
Conedi Participações LTDA | Loans and advances to customers
Disclosure of transactions between related parties [line items]
Amounts receivable	14,641,000
MRV Engenharia e Participação S/A
Disclosure of transactions between related parties [line items]
Interest income of trasactions with related parties	41,346,000
MRV Engenharia e Participação S/A | Loans and advances to customers
Disclosure of transactions between related parties [line items]
Amounts receivable	80,057,000
Radio Itatiaia Ltda | Loans and advances to customers
Disclosure of transactions between related parties [line items]
Amounts receivable	5,626,000
Urba Desenvolvimento Urbano S.A. | Loans and advances to customers
Disclosure of transactions between related parties [line items]
Amounts receivable	14,226,000
Urba Desenvolvimento Urbano S.A. | Securities
Disclosure of transactions between related parties [line items]
Amounts receivable	8,150,000
Key management personnel
Disclosure of transactions between related parties [line items]
Interest income of trasactions with related parties	1,416,000
Interest expenses of transactions with related parties	(298,000)	(215,000)	(2,181,000)
Other administrative expenses from transactions with related parties	947,000
Key management personnel | Liabilities with customers - demand deposits
Disclosure of transactions between related parties [line items]
Payables to related parties	(981,000)	(800,000)
Key management personnel | Loans and advances to customers
Disclosure of transactions between related parties [line items]
Amounts receivable	16,063,000	19,789,000
Key management personnel | Securities
Disclosure of transactions between related parties [line items]
Amounts receivable	14,050,000	25,962,000
Others
Disclosure of transactions between related parties [line items]
Interest income of trasactions with related parties	1,138,000
Interest expenses of transactions with related parties	(1,802,000)	(554,000)	(21,473,000)
Other administrative expenses from transactions with related parties	3,160,000	737,000
Others | Liabilities with customers - demand deposits
Disclosure of transactions between related parties [line items]
Payables to related parties	(6,952,000)	(10,402,000)
Others | Loans and advances to customers
Disclosure of transactions between related parties [line items]
Amounts receivable	20,784,000	17,799,000
Others | Securities
Disclosure of transactions between related parties [line items]
Amounts receivable	90,555,000	58,225,000
Granito soluções em pagamentos S.A. | Amounts due from financial institutions
Disclosure of transactions between related parties [line items]
Amounts receivable	572,111,000	45,882,000
Novus Midia S.A. | Liabilities with customers - demand deposits
Disclosure of transactions between related parties [line items]
Payables to related parties	(1,768,000)
Ong Movimento Bem Maior | Liabilities with customers - demand deposits
Disclosure of transactions between related parties [line items]
Payables to related parties	(2,961,000)
Verona Empreendimentos Ltda
Disclosure of transactions between related parties [line items]
Interest expenses of transactions with related parties	(256,000)
Lott Oliveira Braga
Disclosure of transactions between related parties [line items]
Other administrative expenses from transactions with related parties	1,341,000
T. Lott Advocacia
Disclosure of transactions between related parties [line items]
Other administrative expenses from transactions with related parties	765,000
Parent Company
Disclosure of transactions between related parties [line items]
Interest expenses of transactions with related parties	(408,000)	(14,000)	(2,503,000)
Other administrative expenses from transactions with related parties	36,000
Parent Company | Liabilities with customers - demand deposits
Disclosure of transactions between related parties [line items]
Payables to related parties	(1,350,000)	(318,000)
Parent Company | Loans and advances to customers
Disclosure of transactions between related parties [line items]
Amounts receivable	4,397,000
Parent Company | Securities
Disclosure of transactions between related parties [line items]
Amounts receivable	23,386,000	371,000
Parent Company | Others
Disclosure of transactions between related parties [line items]
Interest expenses of transactions with related parties	(408,000)	(14,000)	(2,503,000)
Other administrative expenses from transactions with related parties	36,000
Parent Company | Others | Liabilities with customers - demand deposits
Disclosure of transactions between related parties [line items]
Payables to related parties	(1,350,000)	(318,000)
Parent Company | Others | Loans and advances to customers
Disclosure of transactions between related parties [line items]
Amounts receivable	4,397,000
Parent Company | Others | Securities
Disclosure of transactions between related parties [line items]
Amounts receivable	23,386,000	371,000
Associates
Disclosure of transactions between related parties [line items]
Interest expenses of transactions with related parties	(145,000)	(26,000)	(3,016,000)
Associates | Liabilities with customers - demand deposits
Disclosure of transactions between related parties [line items]
Payables to related parties	(7,000)	(766,000)
Associates | Loans and advances to customers
Disclosure of transactions between related parties [line items]
Amounts receivable		126,000
Associates | Amounts due from financial institutions
Disclosure of transactions between related parties [line items]
Amounts receivable	572,111,000	45,882,000
Associates | Securities
Disclosure of transactions between related parties [line items]
Amounts receivable		4,144,000
Associates | Others
Disclosure of transactions between related parties [line items]
Interest expenses of transactions with related parties	(145,000)	(26,000)	(3,016,000)
Associates | Others | Liabilities with customers - demand deposits
Disclosure of transactions between related parties [line items]
Payables to related parties	(7,000)	(766,000)
Associates | Others | Loans and advances to customers
Disclosure of transactions between related parties [line items]
Amounts receivable		126,000
Associates | Others | Securities
Disclosure of transactions between related parties [line items]
Amounts receivable		4,114,000
Associates | Granito soluções em pagamentos S.A. | Amounts due from financial institutions
Disclosure of transactions between related parties [line items]
Amounts receivable	572,111,000	45,882,000
Key management personnel
Disclosure of transactions between related parties [line items]
Interest income of trasactions with related parties	1,416,000
Interest expenses of transactions with related parties	(298,000)	(215,000)	(2,181,000)
Other administrative expenses from transactions with related parties	947,000
Key management personnel | Liabilities with customers - demand deposits
Disclosure of transactions between related parties [line items]
Payables to related parties	(981,000)	(800,000)
Key management personnel | Loans and advances to customers
Disclosure of transactions between related parties [line items]
Amounts receivable	16,063,000	19,789,000
Key management personnel | Securities
Disclosure of transactions between related parties [line items]
Amounts receivable	14,050,000	25,962,000
Key management personnel | Key management personnel
Disclosure of transactions between related parties [line items]
Interest income of trasactions with related parties	1,416,000
Interest expenses of transactions with related parties	(298,000)	(215,000)	(2,181,000)
Other administrative expenses from transactions with related parties	947,000
Key management personnel | Key management personnel | Liabilities with customers - demand deposits
Disclosure of transactions between related parties [line items]
Payables to related parties	(981,000)	(800,000)
Key management personnel | Key management personnel | Loans and advances to customers
Disclosure of transactions between related parties [line items]
Amounts receivable	16,063,000	19,789,000
Key management personnel | Key management personnel | Securities
Disclosure of transactions between related parties [line items]
Amounts receivable	14,050,000	25,962,000
Other related parties
Disclosure of transactions between related parties [line items]
Interest income of trasactions with related parties	61,801,000
Interest expenses of transactions with related parties	(9,246,000)	(514,000)	(15,954,000)
Other administrative expenses from transactions with related parties	7,600,000	737,000	737,000
Other related parties | Liabilities with customers - demand deposits
Disclosure of transactions between related parties [line items]
Payables to related parties	(10,324,000)	(9,318,000)
Other related parties | Loans and advances to customers
Disclosure of transactions between related parties [line items]
Amounts receivable	632,408,000	426,967,000
Other related parties | Amounts due from financial institutions
Disclosure of transactions between related parties [line items]
Amounts receivable	1,228,551,000	195,912,000
Other related parties | Securities
Disclosure of transactions between related parties [line items]
Amounts receivable	112,252,000	146,085,000
Other related parties | Stone Pagamentos S.A.
Disclosure of transactions between related parties [line items]
Interest income of trasactions with related parties	14,066,000
Other related parties | Stone Pagamentos S.A. | Loans and advances to customers
Disclosure of transactions between related parties [line items]
Amounts receivable	117,175,000	103,732,000
Other related parties | Stone Pagamentos S.A. | Amounts due from financial institutions
Disclosure of transactions between related parties [line items]
Amounts receivable	1,228,551,000	195,912,000
Other related parties | Arena Vencer Complexo Esportivo Multiuso SPE Ltda
Disclosure of transactions between related parties [line items]
Interest income of trasactions with related parties	1,375,000
Other related parties | Arena Vencer Complexo Esportivo Multiuso SPE Ltda | Loans and advances to customers
Disclosure of transactions between related parties [line items]
Amounts receivable	52,200,000
Other related parties | Log Commercial Properties e Participations S.A.
Disclosure of transactions between related parties [line items]
Interest expenses of transactions with related parties	(6,094,000)
Other related parties | Log Commercial Properties e Participations S.A. | Loans and advances to customers
Disclosure of transactions between related parties [line items]
Amounts receivable	79,000	61,914,000
Other related parties | Log Commercial Properties e Participations S.A. | Securities
Disclosure of transactions between related parties [line items]
Amounts receivable	29,826,000
Other related parties | MRV Engenharia e Participação S/A
Disclosure of transactions between related parties [line items]
Other administrative expenses from transactions with related parties	2,371,000
Other related parties | MRV Engenharia e Participação S/A | Loans and advances to customers
Disclosure of transactions between related parties [line items]
Amounts receivable	277,686,000	243,648,000
Other related parties | Conedi Participações LTDA(f) | Loans and advances to customers
Disclosure of transactions between related parties [line items]
Amounts receivable	54,331,000
Other related parties | Conedi Participações LTDA(f) | Securities
Disclosure of transactions between related parties [line items]
Amounts receivable	7,107,000	88,231,000
Other related parties | Conedi Participações LTDA
Disclosure of transactions between related parties [line items]
Interest income of trasactions with related parties	3,876,000
Interest expenses of transactions with related parties	(1,647,000)
Other related parties | Conedi Participações LTDA | Loans and advances to customers
Disclosure of transactions between related parties [line items]
Amounts receivable	14,641,000
Other related parties | MRV Engenharia e Participação S/A
Disclosure of transactions between related parties [line items]
Interest income of trasactions with related parties	41,346,000
Other related parties | MRV Engenharia e Participação S/A | Loans and advances to customers
Disclosure of transactions between related parties [line items]
Amounts receivable	80,057,000
Other related parties | Radio Itatiaia Ltda | Loans and advances to customers
Disclosure of transactions between related parties [line items]
Amounts receivable	5,626,000
Other related parties | Urba Desenvolvimento Urbano S.A. | Loans and advances to customers
Disclosure of transactions between related parties [line items]
Amounts receivable	14,226,000
Other related parties | Urba Desenvolvimento Urbano S.A. | Securities
Disclosure of transactions between related parties [line items]
Amounts receivable	8,150,000
Other related parties | Others
Disclosure of transactions between related parties [line items]
Interest income of trasactions with related parties	1,138,000
Interest expenses of transactions with related parties	(1,249,000)	(514,000)	(15,954,000)
Other administrative expenses from transactions with related parties	3,124,000	737,000	R$ 737,000
Other related parties | Others | Liabilities with customers - demand deposits
Disclosure of transactions between related parties [line items]
Payables to related parties	(5,595,000)	(9,318,000)
Other related parties | Others | Loans and advances to customers
Disclosure of transactions between related parties [line items]
Amounts receivable	16,387,000	17,673,000
Other related parties | Others | Securities
Disclosure of transactions between related parties [line items]
Amounts receivable	67,169,000	R$ 57,854,000
Other related parties | Novus Midia S.A. | Liabilities with customers - demand deposits
Disclosure of transactions between related parties [line items]
Payables to related parties	(1,768,000)
Other related parties | Ong Movimento Bem Maior | Liabilities with customers - demand deposits
Disclosure of transactions between related parties [line items]
Payables to related parties	(2,961,000)
Other related parties | Verona Empreendimentos Ltda
Disclosure of transactions between related parties [line items]
Interest expenses of transactions with related parties	(256,000)
Other related parties | Lott Oliveira Braga
Disclosure of transactions between related parties [line items]
Other administrative expenses from transactions with related parties	1,341,000
Other related parties | T. Lott Advocacia
Disclosure of transactions between related parties [line items]
Other administrative expenses from transactions with related parties	R$ 765,000